Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events	16. Subsequent Events The Company evaluated subsequent events through the date of the consolidated financial statements to be issued and determined no such events would require disclosure.